Pension plan obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	R$ (5,081,485)	R$ (4,717,463)	R$ (4,956,089)
Fair value of the plan's assets	2,938,614	2,567,272	2,634,427
Total pension plan obligations (deficit)	(2,142,871)	(2,150,191)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	(2,982,863)	(2,715,388)	(2,764,027)
Fair value of the plan's assets	2,938,614	2,567,272	2,634,427
Total pension plan obligations (deficit)	(44,249)	(148,116)
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	(2,098,622)	(2,002,075)	(2,192,062)
Fair value of the plan's assets
Total pension plan obligations (deficit)	R$ (2,098,622)	R$ (2,002,075)